FEDERATED HERMES INDEX TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 29, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INDEX TRUST (the “Trust” or “Registrant”)

Federated Hermes Max-Cap Index Fund

Class C Shares

Class R Shares

Institutional Shares

Service Shares

Federated Hermes Mid-Cap Index Fund

Institutional Shares

Service Shares

Class R6 Shares

(the “Fund” or collectively, the “Funds”)

1933 Act File No. 33-33852
1940 Act File No. 811-6061

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2020, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 65 on December 28, 2020.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary